Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

13.           Net Income (Loss) Per Share

Net income (loss) per share is calculated in accordance with ASC 260, “Earnings Per Share.” Under ASC 260 basic net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of common and potentially dilutive common shares outstanding during the period. Potentially dilutive common shares consist of the common shares issuable upon the exercise of stock options and warrants. Potentially dilutive common shares are excluded from the calculation if their effect is antidilutive. At December 31, 2011 and 2010 there were options and warrants to purchase 6,452,084 and 1,044,584 shares of common stock outstanding which could potentially dilute future net income (loss) per share.

Basic and diluted net loss per share was calculated for the years ending December 31, 2011 and 2010 as follows:

	2011	2010
Net loss	$(1,909,575)	$(1,247,644)

Weighted average shares outstanding - basic	35,411,704	21,620,012
Dilutive effect of stock options and warrants	-	-
Weighted average shares outstanding - diluted	35,411,704	21,620,012

Net loss per share - basic and diluted	$(0.06)	$(0.06)